Investments - Summary of Net Realized Gains (Losses) (Details) - USD ($) $ in Millions	1 Months Ended	11 Months Ended	12 Months Ended
	Jan. 31, 2016	Dec. 31, 2016	Dec. 31, 2018	Dec. 31, 2017
Gain (Loss) on Securities [Line Items]
Net impairment losses		$ (10.6)	$ (9.0)	$ (6.5)
Total return swaps		(22.8)	(47.7)	(4.3)
Fixed maturities, trading		0.0	(41.0)	0.0
Investments in limited partnerships		(47.1)	(42.7)	(54.9)
Net gains (losses) - FIA		(14.3)	(6.9)	23.9
Annual unlocking impact		9.8	(39.2)	20.1
DAC and VOBA adjustment		9.3	(3.0)	(8.0)
Embedded derivative – Closed Block		0.0	67.0	0.0
Ceded realized (gains) losses		0.0	(132.7)	0.0
Other		(54.2)	3.7	(12.1)
Net realized gains (losses)		(110.3)	(250.2)	1.9
Change in fair value of equity securities held			(17.5)
Change in fair value of trading securities gains (losses)			(21.4)
Predecessor Company
Gain (Loss) on Securities [Line Items]
Net impairment losses	$ (3.8)
Total return swaps	0.0
Fixed maturities, trading	0.0
Investments in limited partnerships	(0.6)
Net gains (losses) - FIA	(4.4)
Annual unlocking impact	0.0
DAC and VOBA adjustment	(0.4)
Embedded derivative – Closed Block	0.0
Ceded realized (gains) losses	0.0
Other	3.6
Net realized gains (losses)	(26.9)
Fixed maturities – AFS
Gain (Loss) on Securities [Line Items]
Gross gains on sales		20.7	39.9	23.1
Gross losses on sales		(24.3)	(49.9)	(10.4)
Net impairment losses		(10.7)	(7.8)	(6.4)
Marketable equity securities		$ 23.3	$ 10.1	$ 30.9
Fixed maturities – AFS | Predecessor Company
Gain (Loss) on Securities [Line Items]
Gross gains on sales	2.4
Gross losses on sales	(1.2)
Net impairment losses	(3.8)
Marketable equity securities	$ (22.5)